Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Contrafund℠ Portfolio
September 30, 2024
VIPCON-NPRT3-1124
1.808782.120
Common Stocks - 98.0%
	Shares	Value ($)
AUSTRALIA - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Clean TeQ Water Ltd (b)	3,117	711
Information Technology - 0.0%
Software - 0.0%
Canva Inc Class A (c)(d)	9,774	10,748,957
TOTAL AUSTRALIA		10,749,668
BELGIUM - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
UCB SA	70,600	12,731,319
BRAZIL - 0.2%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
MercadoLibre Inc (b)	14,700	30,163,812
Financials - 0.1%
Banks - 0.1%
NU Holdings Ltd/Cayman Islands Class A (b)	1,733,500	23,662,275
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp	23,900	1,459,677
TOTAL BRAZIL		55,285,764
CANADA - 1.3%
Communication Services - 0.0%
Entertainment - 0.0%
Lionsgate Studios Corp (d)	216,181	1,545,693
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Dollarama Inc	83,900	8,594,407
Hotels, Restaurants & Leisure - 0.0%
Restaurant Brands International Inc (e)	59,800	4,315,045
TOTAL CONSUMER DISCRETIONARY		12,909,452

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	84,700	4,682,627
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ARC Resources Ltd	74,200	1,254,177
Cameco Corp (United States) (e)	141,700	6,767,592
Canadian Natural Resources Ltd	709,900	23,573,226
PrairieSky Royalty Ltd	121,000	2,459,455
Suncor Energy Inc	35,000	1,291,878
		35,346,328
Financials - 0.5%
Banks - 0.1%
Royal Bank of Canada	299,094	37,330,080
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A	6,417	303,378
Brookfield Asset Management Ltd Class A (United States)	264,900	12,527,121
Brookfield Corp Class A	41,900	2,225,351
		15,055,850
Insurance - 0.3%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	13,900	17,550,825
Intact Financial Corp	214,900	41,265,504
		58,816,329
TOTAL FINANCIALS		111,202,259

Industrials - 0.2%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	54,600	4,394,754
Ground Transportation - 0.1%
Canadian Pacific Kansas City Ltd	302,800	25,897,354
Professional Services - 0.1%
Thomson Reuters Corp	74,865	12,769,867
TOTAL INDUSTRIALS		43,061,975

Information Technology - 0.1%
IT Services - 0.1%
Shopify Inc Class A (b)	391,800	31,388,613
Software - 0.0%
Constellation Software Inc/Canada	500	1,626,678
TOTAL INFORMATION TECHNOLOGY		33,015,291

Materials - 0.3%
Metals & Mining - 0.3%
Agnico Eagle Mines Ltd/CA	23,300	1,876,990
Alamos Gold Inc Class A	78,400	1,562,261
Franco-Nevada Corp	100,555	12,489,356
Ivanhoe Mine Ltd Class A (b)	3,734,250	55,553,337
Lundin Gold Inc	282,000	6,098,932
Novagold Resources Inc (b)	174,778	719,814
Orla Mining Ltd (b)	2,050,500	8,247,787
		86,548,477
TOTAL CANADA		328,312,102
CHINA - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.0%
BYD Co Ltd H Shares	255,500	9,115,720
Broadline Retail - 0.2%
PDD Holdings Inc Class A ADR (b)	263,400	35,508,954
Hotels, Restaurants & Leisure - 0.0%
Meituan B Shares (b)(f)(g)	178,600	3,792,641
TOTAL CONSUMER DISCRETIONARY		48,417,315

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	31,800	7,632,318
TOTAL CHINA		56,049,633
DENMARK - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Novo Nordisk A/S Series B	120,800	14,328,272
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc	74,700	1,191,465
FRANCE - 0.0%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
L'Oreal SA	5,700	2,556,660
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
EssilorLuxottica SA	12,774	3,023,040
TOTAL FRANCE		5,579,700
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	51,500	13,646,813
IRELAND - 0.1%
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	1,134,300	6,496,314
Bank of Ireland Group PLC	361,500	4,036,109
		10,532,423
Financial Services - 0.0%
Circle Internet Financial LLC (c)	103,462	3,002,467
Circle Internet Financial LLC (c)	65,587	1,903,335
		4,905,802
TOTAL IRELAND		15,438,225
ISRAEL - 0.2%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	1,481,688	26,700,018
Information Technology - 0.1%
IT Services - 0.0%
Wix.com Ltd (b)	7,819	1,307,102
Software - 0.1%
Check Point Software Technologies Ltd (b)	59,100	11,395,071
TOTAL INFORMATION TECHNOLOGY		12,702,173

TOTAL ISRAEL		39,402,191
ITALY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Prada Spa	190,900	1,473,401
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	18,162	820,559
TOTAL ITALY		2,293,960
JAPAN - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	58,800	1,511,679
Specialty Retail - 0.1%
Fast Retailing Co Ltd	28,700	9,522,580
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	124,000	2,605,009
TOTAL CONSUMER DISCRETIONARY		13,639,268

Industrials - 0.0%
Machinery - 0.0%
Mitsubishi Heavy Industries Ltd	315,400	4,713,337
Trading Companies & Distributors - 0.0%
ITOCHU Corp	93,300	5,028,412
Mitsui & Co Ltd	119,800	2,679,212
		7,707,624
TOTAL INDUSTRIALS		12,420,961

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advantest Corp	95,600	4,496,189
Utilities - 0.0%
Electric Utilities - 0.0%
Kansai Electric Power Co Inc/The	179,600	2,976,487
TOTAL JAPAN		33,532,905
KOREA (SOUTH) - 0.3%
Consumer Discretionary - 0.3%
Automobiles - 0.1%
Hyundai Motor Co	161,970	29,963,062
Broadline Retail - 0.2%
Coupang Inc Class A (b)	1,282,595	31,487,708
TOTAL CONSUMER DISCRETIONARY		61,450,770

Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	171,040	7,975,071
TOTAL KOREA (SOUTH)		69,425,841
LUXEMBOURG - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc	48,274	2,379,425
NETHERLANDS - 0.7%
Communication Services - 0.1%
Entertainment - 0.1%
Universal Music Group NV	766,173	20,044,022
Financials - 0.0%
Financial Services - 0.0%
Adyen NV (b)(f)(g)	1,000	1,565,620
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (b)	106,700	57,839,936
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
ASML Holding NV depository receipt	102,300	85,241,475
TOTAL NETHERLANDS		164,691,053
SPAIN - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Industria de Diseno Textil SA	29,400	1,741,259
Financials - 0.0%
Banks - 0.0%
Banco Santander SA	1,399,600	7,171,365
TOTAL SPAIN		8,912,624
SWEDEN - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Indutrade AB	46,600	1,448,127
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
On Holding AG Class A (b)	521,935	26,175,040
Financials - 0.0%
Capital Markets - 0.0%
UBS Group AG	316,350	9,740,747
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Straumann Holding AG	15,933	2,606,245
TOTAL SWITZERLAND		38,522,032
TAIWAN - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Taiwan Semiconductor Manufacturing Co Ltd ADR	810,500	140,759,535
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	20,500	4,847,020
UNITED KINGDOM - 0.3%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Deliveroo PLC Class A (b)(f)(g)	1,013,000	2,092,440
Flutter Entertainment PLC (United Kingdom) (b)	20,300	4,769,870
		6,862,310
Financials - 0.1%
Banks - 0.1%
Starling Bank Ltd Class D (b)(c)(d)	2,643,467	11,203,361
Capital Markets - 0.0%
London Stock Exchange Group PLC	81,000	11,089,795
TOTAL FINANCIALS		22,293,156

Industrials - 0.2%
Aerospace & Defense - 0.1%
Rolls-Royce Holdings PLC (b)	2,484,572	17,584,540
Professional Services - 0.1%
RELX PLC	354,140	16,721,189
TOTAL INDUSTRIALS		34,305,729

TOTAL UNITED KINGDOM		63,461,195
UNITED STATES - 93.6%
Communication Services - 17.0%
Entertainment - 2.1%
Liberty Media Corp-Liberty Formula One Class C (b)	445,827	34,520,385
Liberty Media Corp-Liberty Live Class C (b)	17,283	887,136
Netflix Inc (b)	564,399	400,311,279
ROBLOX Corp Class A (b)	31,900	1,411,894
Spotify Technology SA (b)	33,400	12,308,902
TKO Group Holdings Inc Class A	11,900	1,472,149
Walt Disney Co/The	855,358	82,276,886
		533,188,631
Interactive Media & Services - 14.3%
Alphabet Inc Class C	8,007,740	1,338,814,051
Bumble Inc Class A (b)	13,471	85,944
Epic Games Inc (b)(c)(d)	18,849	11,309,400
Meta Platforms Inc Class A	3,831,722	2,193,430,942
Reddit Inc Class A	263,236	17,352,517
Reddit Inc Class B (b)	62,205	4,100,554
		3,565,093,408
Media - 0.6%
Charter Communications Inc Class A (b)	174,600	56,584,368
EchoStar Corp (d)(h)	3,554,022	99,654,777
		156,239,145
Wireless Telecommunication Services - 0.0%
T-Mobile US Inc	15,300	3,157,308
TOTAL COMMUNICATION SERVICES		4,257,678,492

Consumer Discretionary - 10.0%
Automobiles - 0.4%
General Motors Co	2,025,200	90,809,968
Rad Power Bikes Inc (b)(c)(d)	401,674	100,419
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	384,164	234,340
Tesla Inc (b)	32,800	8,581,464
		99,726,191
Broadline Retail - 4.7%
Amazon.com Inc (b)	6,220,640	1,159,091,851
Diversified Consumer Services - 0.1%
Duolingo Inc Class A (b)	73,340	20,683,347
Hotels, Restaurants & Leisure - 1.1%
Airbnb Inc Class A (b)	492,812	62,493,490
Booking Holdings Inc	5,400	22,745,448
Cava Group Inc (b)	128,600	15,927,110
Chipotle Mexican Grill Inc (b)	1,351,400	77,867,668
DoorDash Inc Class A (b)	181,400	25,891,222
Hilton Worldwide Holdings Inc	276,600	63,756,300
Starbucks Corp	92,700	9,037,323
Texas Roadhouse Inc	8,200	1,448,120
Viking Holdings Ltd	222,800	7,773,492
		286,940,173
Household Durables - 1.1%
DR Horton Inc	119,400	22,777,938
Garmin Ltd	39,845	7,013,915
Lennar Corp Class A	383,798	71,954,449
Mohawk Industries Inc (b)	26,300	4,225,884
NVR Inc (b)	6,300	61,814,340
PulteGroup Inc	795,700	114,206,821
		281,993,347
Specialty Retail - 2.2%
Abercrombie & Fitch Co Class A (b)	57,300	8,016,270
AutoZone Inc (b)	22,700	71,505,908
Chewy Inc Class A (b)	48,700	1,426,423
Dick's Sporting Goods Inc	101,929	21,272,582
Fanatics Inc Class A (b)(c)(d)	232,280	17,121,359
Gap Inc/The	501,524	11,058,604
Group 1 Automotive Inc	1,200	459,648
Home Depot Inc/The	362,700	146,966,040
Lowe's Cos Inc	297,175	80,489,849
Murphy USA Inc	113,680	56,029,462
O'Reilly Automotive Inc (b)	26,800	30,862,880
Ross Stores Inc	55,200	8,308,152
TJX Cos Inc/The	509,154	59,845,961
Williams-Sonoma Inc	213,008	32,999,199
		546,362,337
Textiles, Apparel & Luxury Goods - 0.4%
Crocs Inc (b)	509,400	73,766,214
Deckers Outdoor Corp (b)	81,354	12,971,895
NIKE Inc Class B	18,800	1,661,920
Ralph Lauren Corp Class A	41,300	8,006,831
VF Corp (e)	222,000	4,428,900
		100,835,760
TOTAL CONSUMER DISCRETIONARY		2,495,633,006

Consumer Staples - 2.2%
Beverages - 0.2%
Coca-Cola Co/The	773,000	55,547,780
Consumer Staples Distribution & Retail - 1.5%
Casey's General Stores Inc	45,300	17,019,663
Costco Wholesale Corp	376,901	334,130,275
Walmart Inc	204,100	16,481,075
		367,631,013
Food Products - 0.0%
Bowery Farming Inc (b)(c)	34,182	684
Bowery Farming Inc warrants (b)(c)(d)	12,010	239
Mondelez International Inc	103,800	7,646,946
		7,647,869
Household Products - 0.5%
Colgate-Palmolive Co	14,300	1,484,483
Procter & Gamble Co/The	649,700	112,528,040
		114,012,523
TOTAL CONSUMER STAPLES		544,839,185

Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Diamondback Energy Inc	27,000	4,654,800
Exxon Mobil Corp	1,249,000	146,407,780
Hess Corp	9,213	1,251,125
Marathon Petroleum Corp	568,000	92,532,880
Occidental Petroleum Corp	374,500	19,301,730
Sable Offshore Corp (d)	519,473	12,275,147
Shell PLC ADR	840,200	55,411,190
Valero Energy Corp	64,500	8,709,435
		340,544,087
Financials - 13.4%
Banks - 2.1%
Bank of America Corp	1,871,847	74,274,889
Citigroup Inc	325,400	20,370,040
East West Bancorp Inc	35,700	2,953,818
First Citizens BancShares Inc/NC Class A	8,100	14,911,695
JPMorgan Chase & Co	1,319,639	278,259,080
Wells Fargo & Co	2,406,800	135,960,132
		526,729,654
Capital Markets - 1.3%
Ameriprise Financial Inc	152,700	71,739,987
Bank of New York Mellon Corp/The	258,500	18,575,810
Blackstone Inc	40,811	6,249,388
Goldman Sachs Group Inc/The	44,800	22,180,928
Interactive Brokers Group Inc Class A	23,500	3,274,960
KKR & Co Inc Class A	73,400	9,584,572
Moody's Corp	146,083	69,329,531
Morgan Stanley	474,600	49,472,304
MSCI Inc	107,428	62,623,004
S&P Global Inc	3,000	1,549,860
		314,580,344
Consumer Finance - 0.9%
American Express Co	708,600	192,172,320
Capital One Financial Corp	115,700	17,323,761
Discover Financial Services	75,500	10,591,895
		220,087,976
Financial Services - 7.0%
Apollo Global Management Inc	441,000	55,085,310
Berkshire Hathaway Inc Class B (b)	2,380,188	1,095,505,329
Fiserv Inc (b)	36,100	6,485,365
Mastercard Inc Class A	481,800	237,912,840
PayPal Holdings Inc (b)	249,500	19,468,485
Toast Inc Class A (b)	1,621,100	45,893,341
Visa Inc Class A	1,098,217	301,954,764
		1,762,305,434
Insurance - 2.1%
American International Group Inc	551,611	40,394,474
Arthur J Gallagher & Co	430,900	121,242,333
Chubb Ltd	229,900	66,300,861
Hartford Financial Services Group Inc/The	26,100	3,069,621
Kinsale Capital Group Inc	7,988	3,718,973
Marsh & McLennan Cos Inc	405,867	90,544,869
Progressive Corp/The	703,600	178,545,536
Travelers Cos Inc/The	136,400	31,933,968
		535,750,635
TOTAL FINANCIALS		3,359,454,043

Health Care - 13.2%
Biotechnology - 2.8%
Alnylam Pharmaceuticals Inc (b)	285,386	78,489,712
Apogee Therapeutics Inc (b)	44,600	2,619,804
Avidity Biosciences Inc (b)	76,000	3,490,680
Denali Therapeutics Inc (b)	86,048	2,506,578
Gilead Sciences Inc	17,900	1,500,736
Incyte Corp (b)	24,000	1,586,400
Insmed Inc (b)	35,445	2,587,485
Janux Therapeutics Inc (b)	52,500	2,385,075
Krystal Biotech Inc (b)	1,416	257,754
Legend Biotech Corp ADR (b)	387,900	18,902,367
Moderna Inc (b)	43,200	2,887,056
Recursion Pharmaceuticals Inc Class A (b)(e)	217,265	1,431,776
Regeneron Pharmaceuticals Inc (b)	362,934	381,530,739
United Therapeutics Corp (b)	16,547	5,929,617
Vaxcyte Inc (b)	64,900	7,416,123
Vertex Pharmaceuticals Inc (b)	389,215	181,016,112
Viking Therapeutics Inc (b)	29,100	1,842,321
		696,380,335
Health Care Equipment & Supplies - 2.1%
Alcon Inc (United States)	175,000	17,512,250
Boston Scientific Corp (b)	2,851,600	238,964,080
Cooper Cos Inc/The (b)	28,557	3,150,979
Insulet Corp (b)	267,200	62,190,800
Intuitive Surgical Inc (b)	344,318	169,153,104
Stryker Corp	95,300	34,428,078
		525,399,291
Health Care Providers & Services - 2.4%
BrightSpring Health Services Inc (b)	55,583	815,958
Elevance Health Inc	6,600	3,432,000
HCA Healthcare Inc	45,450	18,472,244
McKesson Corp	79,300	39,207,506
Tenet Healthcare Corp (b)	178,306	29,634,457
UnitedHealth Group Inc	860,140	502,906,655
		594,468,820
Health Care Technology - 0.2%
Doximity Inc Class A (b)	1,472,000	64,135,040
Veeva Systems Inc Class A (b)	11,000	2,308,570
		66,443,610
Life Sciences Tools & Services - 1.3%
Danaher Corp	552,263	153,540,159
IQVIA Holdings Inc (b)	6,200	1,469,214
Mettler-Toledo International Inc (b)	768	1,151,770
Thermo Fisher Scientific Inc	245,068	151,591,713
Veterinary Emergency Group (b)(c)(d)(i)	155,147	10,055,077
		317,807,933
Pharmaceuticals - 4.4%
Eli Lilly & Co	989,853	876,950,368
Intra-Cellular Therapies Inc (b)	151,330	11,072,816
Merck & Co Inc	1,779,700	202,102,732
Royalty Pharma PLC Class A	39,069	1,105,262
		1,091,231,178
TOTAL HEALTH CARE		3,291,731,167

Industrials - 8.0%
Aerospace & Defense - 2.0%
Axon Enterprise Inc (b)	40,780	16,295,688
GE Aerospace	1,275,477	240,529,453
General Dynamics Corp	19,200	5,802,240
HEICO Corp (e)	4,260	1,113,905
Howmet Aerospace Inc	907,400	90,966,850
Loar Holdings Inc (e)	22,811	1,701,472
Lockheed Martin Corp	3,700	2,162,872
Relativity Space Inc warrants (b)(c)(d)	10,617	135,579
Space Exploration Technologies Corp (b)(c)(d)	178,012	19,937,344
Space Exploration Technologies Corp Class C (b)(c)(d)	16,934	1,896,608
TransDigm Group Inc	78,400	111,886,992
		492,429,003
Air Freight & Logistics - 0.0%
Zipline International Inc (b)(c)(d)	50,479	2,117,594
Building Products - 1.2%
Builders FirstSource Inc (b)	347,900	67,443,894
Carrier Global Corp	782,600	62,991,474
Fortune Brands Innovations Inc	17,700	1,584,681
Trane Technologies PLC	414,720	161,214,106
		293,234,155
Commercial Services & Supplies - 0.7%
Cintas Corp	335,820	69,138,622
Clean Harbors Inc (b)	80,244	19,395,777
Copart Inc (b)	679,700	35,616,280
GFL Environmental Inc Subordinate Voting Shares	460,100	18,353,651
Republic Services Inc	52,500	10,544,100
Veralto Corp	102,154	11,426,946
Waste Connections Inc (United States)	16,700	2,986,294
		167,461,670
Construction & Engineering - 0.6%
EMCOR Group Inc	234,650	101,023,865
Quanta Services Inc	195,979	58,431,138
		159,455,003
Electrical Equipment - 1.2%
Eaton Corp PLC	242,076	80,233,669
GE Vernova Inc	376,019	95,877,325
Generac Holdings Inc (b)	31,200	4,957,056
Hubbell Inc	85,857	36,776,846
nVent Electric PLC	709,201	49,828,462
Vertiv Holdings Co Class A	285,300	28,384,497
		296,057,855
Ground Transportation - 0.4%
Uber Technologies Inc (b)	1,474,600	110,830,936
Industrial Conglomerates - 0.1%
3M Co	241,800	33,054,060
Machinery - 1.1%
Caterpillar Inc	89,000	34,809,680
Ingersoll Rand Inc	35,700	3,504,312
PACCAR Inc	929,095	91,683,095
Parker-Hannifin Corp	215,800	136,346,756
Westinghouse Air Brake Technologies Corp	33,600	6,107,472
		272,451,315
Professional Services - 0.1%
CACI International Inc (b)	3,100	1,564,136
Paycom Software Inc	18,000	2,998,260
UL Solutions Inc Class A	37,700	1,858,610
Verisk Analytics Inc	84,000	22,508,640
		28,929,646
Trading Companies & Distributors - 0.6%
Ferguson Enterprises Inc	26,600	5,281,962
FTAI Aviation Ltd	25,700	3,415,530
United Rentals Inc	29,700	24,048,981
WW Grainger Inc	103,800	107,828,478
		140,574,951
TOTAL INDUSTRIALS		1,996,596,188

Information Technology - 27.0%
Communications Equipment - 0.6%
Arista Networks Inc (b)	345,574	132,638,213
Motorola Solutions Inc	23,300	10,476,379
		143,114,592
Electronic Equipment, Instruments & Components - 1.3%
Amphenol Corp Class A	4,845,270	315,717,793
IT Services - 0.0%
Cloudflare Inc Class A (b)	36,300	2,936,307
Gartner Inc (b)	17,591	8,914,415
GoDaddy Inc Class A (b)	19,500	3,057,210
X Holdings Corp Class A (b)(c)(d)	55,300	1,177,336
		16,085,268
Semiconductors & Semiconductor Equipment - 11.0%
Advanced Micro Devices Inc (b)	303,273	49,761,034
Analog Devices Inc	95,305	21,936,352
Applied Materials Inc	167,100	33,762,555
ARM Holdings PLC ADR	60,500	8,652,105
Astera Labs Inc (b)	45,900	2,404,701
Broadcom Inc	2,067,200	356,592,000
Credo Technology Group Holding Ltd (b)	49,300	1,518,440
KLA Corp	16,900	13,087,529
Lam Research Corp	85,500	69,774,840
Monolithic Power Systems Inc	46,350	42,850,575
NVIDIA Corp	17,277,000	2,098,118,880
Qorvo Inc (b)	203,600	21,031,880
QUALCOMM Inc	188,417	32,040,311
		2,751,531,202
Software - 9.7%
Adobe Inc (b)	79,900	41,370,622
Alkami Technology Inc (b)	9,300	293,322
Applied Intuition Inc Class A (c)(d)	14,726	878,995
AppLovin Corp Class A (b)	181,100	23,642,605
Atlassian Corp Class A (b)	7,147	1,135,015
Cadence Design Systems Inc (b)	390,821	105,924,216
Clear Secure Inc Class A	319,847	10,599,730
Coreweave Inc Class A (c)	10,206	8,656,933
CyberArk Software Ltd (b)	42,900	12,510,069
Datadog Inc Class A (b)	27,800	3,198,668
Fair Isaac Corp (b)	63,200	122,830,464
Figma Inc Class A (c)(d)	166,194	4,043,500
Fortinet Inc (b)	138,400	10,732,920
Intuit Inc	3,432	2,131,272
Klaviyo Inc Class A	7,400	261,811
Microsoft Corp	4,357,200	1,874,903,160
Monday.com Ltd (b)	7,700	2,138,829
Onestream Inc Class A	45,100	1,528,890
OpenAI Global LLC rights (b)(c)(d)	12,537,443	12,537,443
Oracle Corp	9,200	1,567,680
Palo Alto Networks Inc (b)	13,700	4,682,660
Rubrik Inc Class A (b)(e)	59,400	1,909,710
Salesforce Inc	103,138	28,229,902
Samsara Inc Class A (b)	299,455	14,409,775
Servicenow Inc (b)	71,702	64,129,552
Stripe Inc Class B (b)(c)(d)	74,500	2,049,495
Synopsys Inc (b)	100,800	51,044,112
Tanium Inc Class B (b)(c)(d)	350,002	2,922,517
Zoom Video Communications Inc Class A (b)	80,400	5,607,096
		2,415,870,963
Technology Hardware, Storage & Peripherals - 4.4%
Apple Inc	4,714,000	1,098,362,000
Dell Technologies Inc Class C	79,927	9,474,547
		1,107,836,547
TOTAL INFORMATION TECHNOLOGY		6,750,156,365

Materials - 0.6%
Chemicals - 0.2%
Air Products and Chemicals Inc	115,700	34,448,519
Linde PLC	17,400	8,297,364
Sherwin-Williams Co/The	45,435	17,341,176
Westlake Corp	42,756	6,425,799
		66,512,858
Construction Materials - 0.0%
CRH PLC	110,600	10,257,044
Vulcan Materials Co	19,800	4,958,514
		15,215,558
Containers & Packaging - 0.0%
International Paper Co	102,500	5,007,125
Metals & Mining - 0.4%
ATI Inc (b)	109,600	7,333,336
Freeport-McMoRan Inc	718,072	35,846,154
Ivanhoe Electric Inc / US (b)	324,078	2,741,700
Nucor Corp	31,284	4,703,237
Steel Dynamics Inc	320,731	40,437,764
		91,062,191
TOTAL MATERIALS		177,797,732

Real Estate - 0.0%
Health Care REITs - 0.0%
Welltower Inc	65,900	8,437,177
Real Estate Management & Development - 0.0%
CBRE Group Inc Class A (b)	25,900	3,224,032
TOTAL REAL ESTATE		11,661,209

Utilities - 0.8%
Electric Utilities - 0.5%
American Electric Power Co Inc	14,900	1,528,740
Constellation Energy Corp	368,555	95,831,671
NextEra Energy Inc	12,450	1,052,399
NRG Energy Inc	108,600	9,893,460
PG&E Corp	187,800	3,712,806
Southern Co/The	25,800	2,326,644
		114,345,720
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp	627,167	74,344,376
TOTAL UTILITIES		188,690,096

TOTAL UNITED STATES		23,414,781,570
TOTAL COMMON STOCKS (Cost $9,948,828,317)		24,497,770,439

Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
ByteDance Ltd Series E1 (b)(c)(d)(j)	60,761	15,139,818
UNITED STATES - 0.6%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (b)(c)(d)	52,367	13,092
Rad Power Bikes Inc Series C (b)(c)(d)	206,059	135,999
Rad Power Bikes Inc Series D (b)(c)(d)(j)	277,030	307,503
		456,594
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)(j)	2,500	595,200
TOTAL CONSUMER DISCRETIONARY		1,051,794

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	5,376	168,215
GoBrands Inc Series H (b)(c)(d)	6,820	273,891
		442,106
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc Series C1 (c)(d)(j)	62,943	4,681,700
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	515,200	1,607,424
Health Care Providers & Services - 0.0%
Lyra Health Inc Series E (b)(c)(d)	229,170	2,864,625
Lyra Health Inc Series F (b)(c)(d)	6,800	85,000
Somatus Inc Series E (b)(c)(d)	1,539	1,836,335
		4,785,960
TOTAL HEALTH CARE		6,393,384

Industrials - 0.6%
Aerospace & Defense - 0.5%
Relativity Space Inc Series E (b)(c)(d)	208,655	3,807,954
Relativity Space Inc Series F (c)(d)	106,172	1,932,330
Space Exploration Technologies Corp Series G (b)(c)(d)	7,336	8,216,320
Space Exploration Technologies Corp Series J (c)(d)	49,518	55,460,161
Space Exploration Technologies Corp Series N (b)(c)(d)	39,568	44,316,160
		113,732,925
Air Freight & Logistics - 0.1%
Zipline International Inc Series E (b)(c)(d)	132,331	5,551,285
Zipline International Inc Series F (b)(c)(d)	90,550	3,798,573
Zipline International Inc Series G (c)(d)	80,131	3,361,495
		12,711,353
Construction & Engineering - 0.0%
Beta Technologies Inc Series B, 6% (b)(c)(d)	26,772	3,407,808
TOTAL INDUSTRIALS		129,852,086

Information Technology - 0.0%
Software - 0.0%
Applied Intuition Inc Series A2 (c)(d)	19,169	1,144,198
Applied Intuition Inc Series B2 (c)(d)	9,243	551,714
MOLOCO Inc Series A (b)(c)(d)	44,901	2,486,168
Nuro Inc/CA Series C (b)(c)(d)	305,791	880,678
Nuro Inc/CA Series D (b)(c)(d)	63,961	236,656
Stripe Inc Series H (b)(c)(d)	30,400	836,304
Stripe Inc Series I (b)(c)(d)(j)	203,647	5,602,330
		11,738,048
TOTAL UNITED STATES		154,159,118
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $118,402,526)		169,298,936

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (c)(d) (Cost $384,164)	384,164	540,211

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	4.89	425,896,434	425,981,613
Fidelity Securities Lending Cash Central Fund (k)(l)	4.89	14,320,518	14,321,949
TOTAL MONEY MARKET FUNDS (Cost $440,298,654)			440,303,562

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $10,507,913,661)	25,107,913,148
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(100,158,910)
NET ASSETS - 100.0%	25,007,754,238

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $391,784,327 or 1.4% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,450,701 or 0.0% of net assets.

(g)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $7,450,701 or 0.0% of net assets.

(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(j)	Security is perpetual in nature with no stated maturity date.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Applied Intuition Inc Class A	7/02/24	879,067

Applied Intuition Inc Series A2	7/02/24	1,144,292

Applied Intuition Inc Series B2	7/02/24	551,760

Beta Technologies Inc Series B, 6%	4/04/22	2,762,067

Bowery Farming Inc warrants	10/25/23	0

ByteDance Ltd Series E1	11/18/20	6,657,837

Canva Inc Class A	3/18/24	10,425,546

Discord Inc Series I	9/15/21	1,376,561

EchoStar Corp	9/30/24	99,654,777

ElevateBio LLC Series C	3/09/21	2,161,264

Epic Games Inc	7/13/20 - 7/30/20	10,838,175

Fanatics Inc Class A	8/13/20 - 12/15/21	7,999,411

Figma Inc Class A	5/15/24	3,854,537

GoBrands Inc Series G	3/02/21	1,342,480

GoBrands Inc Series H	7/22/21	2,649,506

Lionsgate Studios Corp	12/22/23	2,081,823

Lyra Health Inc Series E	1/14/21	2,098,418

Lyra Health Inc Series F	6/04/21	106,790

MOLOCO Inc Series A	6/26/23	2,694,060

Nuro Inc/CA Series C	10/30/20	3,991,979

Nuro Inc/CA Series D	10/29/21	1,333,313

OpenAI Global LLC rights	9/30/24	12,537,443

Rad Power Bikes Inc	1/21/21	1,937,611

Rad Power Bikes Inc 8% 12/31/2025	10/06/23	384,164

Rad Power Bikes Inc Series A	1/21/21	252,610

Rad Power Bikes Inc Series C	1/21/21	993,996

Rad Power Bikes Inc Series D	9/17/21	2,655,000

Rad Power Bikes Inc warrants 10/6/2033	10/06/23	0

Relativity Space Inc Series E	5/27/21	4,764,658

Relativity Space Inc Series F	11/14/23	2,406,601

Relativity Space Inc warrants	11/14/23	0

Sable Offshore Corp	1/16/24	5,194,730

Somatus Inc Series E	1/31/22	1,342,985

Space Exploration Technologies Corp	2/16/21 - 7/01/24	10,252,748

Space Exploration Technologies Corp Class C	7/01/24	1,896,608

Space Exploration Technologies Corp Series G	9/07/23	5,942,160

Space Exploration Technologies Corp Series J	9/07/23	40,109,580

Space Exploration Technologies Corp Series N	8/04/20	10,683,360

Starling Bank Ltd Class D	6/18/21 - 4/05/22	5,186,912

Stripe Inc Class B	5/18/21	2,989,564

Stripe Inc Series H	3/15/21	1,219,800

Stripe Inc Series I	3/20/23 - 5/12/23	4,100,257

Tanium Inc Class B	9/18/20	3,988,343

Tenstorrent Holdings Inc Series C1	4/23/21	3,742,265

Veterinary Emergency Group	9/16/21 - 11/13/23	5,907,755

X Holdings Corp Class A	10/25/22	5,530,000

Zipline International Inc	10/12/21	1,817,244

Zipline International Inc Series E	12/21/20	4,317,881

Zipline International Inc Series F	4/11/23	3,639,847

Zipline International Inc Series G	6/07/24	3,361,199

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	395,872,372	3,575,076,934	3,544,973,002	13,032,307	5,309	-	425,981,613	0.9%
Fidelity Securities Lending Cash Central Fund	16,332,762	227,244,993	229,255,806	55,503	-	-	14,321,949	0.1%
Total	412,205,134	3,802,321,927	3,774,228,808	13,087,810	5,309	-	440,303,562

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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